Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

February 1, 2024

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 649 (the “Fund”)

(File No. 333-275999) (CIK# 1962822)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on December 12, 2023. We received comments from the staff of the Commission in a letter dated January 5, 2024 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1: The comment requested that if the Trust invests in foreign and/or emerging markets as a principal strategy, that this be disclosed under “Investment Summary-Principal Investment Strategy” and corresponding risks be included under “Investment Summary-Principal Risk Considerations”. While investing in foreign and/or emerging risks is not a focus of the Trust, disclosure has been added in accordance with the staff’s comment.

Comment 2: The comment noted that the fourth sentence under “Investment Summary-Principal Investment Strategy” states that the scope of AI “in this context” extends beyond mimicking human capabilities and requested that language be added to clarify that statement. Clarification has been added in accordance with the staff’s comment.

Comment 3: The comment required clarification of the term “deep/machine learning models”. Clarification has been added in accordance with the staff’s comment.

Comment 4: The comment requested that a definition be included under “Investment Summary-Principal Investment Strategy” of AI Ecosystem for purposes of the Trust’s 80% investment policy that specifies what such ecosystem includes and the criteria the Trust will use to determine that a company is “part of” the AI Ecosystem, which criteria should demonstrate that a company’s economic fortunes are significantly tied to the AI Ecosystem (e.g., companies that either receive 50% of their revenue or profits or devote 50% of their assets to the AI Ecosystem). Disclosure and clarification of the Trust’s 80% investment policy has been added in accordance with the staff’s comment.

Comment 5: The comment notes that if the Trust will invest in companies for whom artificial intelligence currently constitutes only an indirect or insubstantial part of its business, disclosure be added under “Investment Summary-Principal Investment Strategy”. Disclosure has been added in accordance with the staff’s comment.

Comment 6: The comment requests that the disclosure stating that the Trust invests in companies that are “principally engaged in, or that devote material resources to”, businesses that are part of the AI ecosystem be reconciled with the disclosure relating to the Trust’s 80% investment policy, which states that the Trust invests at least 80% of its net assets in securities of companies that are “part of” the AI Ecosystem. This disclosure has been revised and reconciled in accordance with the staff’s comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on March 8, 2024, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP